Shareholder Report, Average Annual Return (Details) 191555_Distillate U.S. Fundamental Stability - Value ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Distillate U.S. Fundamental Stability & Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Distillate U.S. Fundamental Stability & Value ETF NAV
Average Annual Return, Percent	3.67%	13.80%	14.28%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.59%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	9.44%	13.88%	10.42%